Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Common Share

4.	Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Aetna by the weighted average number of common shares outstanding during the reporting period.  Diluted EPS is computed in a similar manner, except that the weighted average number of common shares outstanding is adjusted for the dilutive effects of our outstanding stock-based compensation awards, but only if the effect is dilutive.

The computations of basic and diluted EPS for 2013, 2012 and 2011 are as follows:

(Millions, except per common share data)	2013	2012	2011
Net income attributable to Aetna	$1,913.6	$1,657.9	$1,985.7
Weighted average shares used to compute basic EPS	355.4	340.1	372.5
Dilutive effect of outstanding stock-based compensation awards	3.8	4.9	7.7
Weighted average shares used to compute diluted EPS	359.2	345.0	380.2
Basic EPS	$5.38	$4.87	$5.33
Diluted EPS	$5.33	$4.81	$5.22

The stock-based compensation awards excluded from the calculation of diluted EPS for 2013, 2012 and 2011 are as follows:

(Millions)	2013	2012	2011
Stock appreciation rights ("SARs") (1)	1.7	8.3	12.4
Market stock units ("MSUs") (2)	.4	.2	—
Performance stock units ("PSUs") (2)	.7	.5	.3
Performance stock appreciation rights ("PSARs") (2)	.7	—	—

(1)	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).

(2)
PSUs, certain MSUs with performance conditions, and PSARs are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 12 beginning on page 121 for additional information about PSARs).

All outstanding stock options were included in the calculation of diluted EPS for 2013, and the stock options not included in the calculation of diluted EPS for 2012 and 2011 were not material.

In connection with the May 7, 2013 acquisition of Coventry, we issued approximately 52.2 million Aetna common shares in exchange for all the outstanding shares of Coventry common stock. Those Aetna common shares were outstanding and included in the calculation of weighted average shares used to compute basic EPS for the period from the Effective Date through December 31, 2013. In future periods, those Aetna common shares will be outstanding for the full reporting period and will be weighted accordingly.